FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,805	$ 7,070
Fair value of financial liabilities	$ (66,006)	$ (62,406)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,042	9,590
Fair value of financial assets	$ 20	$ 0
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%	2.50%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	500.00%	500.00%
Net investment hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,989
Fair value of financial assets	$ 74
Net investment hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Net investment hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	600.00%
Net investment hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,500
Fair value of financial assets	$ 3
Net investment hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	370.00%
Net investment hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,024
Fair value of financial assets	$ 41
Net investment hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Net investment hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	250.00%
Net investment hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	804	974
Rates	2.70%	2.00%
Fair value of financial assets	$ 20	$ 5
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	96
Rates	1.30%
Fair value of financial assets	$ 0
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	177
Fair value of financial assets	$ 2
Net investment hedges | Interest rate caps of C$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	132	422
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.30%	0.80%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	580.00%	160.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		2,130
Fair value of financial liabilities		$ (50)
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		260.00%
Net investment hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		2,301
Fair value of financial assets		$ 0
Net investment hedges | Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Net investment hedges | Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		250.00%
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		102
Rates		1.30%
Fair value of financial assets		$ 0
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		240
Rates		2.00%
Fair value of financial assets		$ 0